Document and Entity Information	3 Months Ended
Mar. 31, 2022
Document and Entity Information [Abstract]
Document Type	S-4
Entity Registrant Name	ACE Convergence Acquisition Corp.
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001813658
Amendment Flag	true
Amendment Description	POST-EFFECTIVE AMENDMENT NO. 1